Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash [abstract]
Schedule of Cash

	December 31, 2017	December 31, 2016
	$	$
Cash at bank	18,312,333	53,290,859
Cash held in lawyers’ trust account	146,458	320,202
	18,458,791	53,611,061